Goodwill and intangible assets - Disclosure of the outcome the impairment review for Personal Banking, Business Banking and Card Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 4,450	£ 4,177
Intangibles	3,825	3,617
Carrying value	8,275	7,794
Value in use	19,769
Value in use exceeding carrying value	2,405
Total for all individual assets or cash-generating units
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	14,296
Goodwill	4,287
Intangibles	1,549
Carrying value	20,132
Value in use	25,734
Value in use exceeding carrying value	5,602	6,848
Personal Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	7,702
Goodwill	3,064	3,064
Intangibles	691
Carrying value	11,457
Value in use	13,107
Value in use exceeding carrying value	1,650	2,361
Business Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,940
Goodwill	629	629
Intangibles	199
Carrying value	2,768
Value in use	5,965
Value in use exceeding carrying value	3,197	3,286
Barclaycard Consumer UK
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,891
Goodwill	179
Intangibles	142
Carrying value	2,212
Value in use	2,487
Value in use exceeding carrying value	275	26
Barclays US Consumer Bank
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	2,763
Goodwill	415
Intangibles	517
Carrying value	3,695
Value in use	4,175
Value in use exceeding carrying value	£ 480	£ 1,175